Business Developments (Narrative) (Detail) In Millions, except Per Share data, unless otherwise specified					0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended			0 Months Ended
	Sep. 30, 2014 JPY (¥)	Mar. 31, 2014 JPY (¥)	Sep. 30, 2013 JPY (¥)	Mar. 31, 2013 JPY (¥)	Jun. 24, 2013 MUFG Americas Holdings Corporation [Member] PB Capital Corporation's Institutional Commercial Real Estate (CRE) Lending Division [Member] MUAH [Member] MUB [Member] JPY (¥)	Sep. 30, 2014 MUFG Americas Holdings Corporation [Member] PB Capital Corporation's Institutional Commercial Real Estate (CRE) Lending Division [Member] MUAH [Member] MUB [Member] JPY (¥)	Mar. 31, 2014 MUFG Americas Holdings Corporation [Member] PB Capital Corporation's Institutional Commercial Real Estate (CRE) Lending Division [Member] MUAH [Member] MUB [Member] JPY (¥)	Sep. 20, 2013 MUTB's Acquisition of Butterfield Fulcrum Group [Member] FGL Lux Holdings, S.a.r.l. [Member] MUTB [Member] JPY (¥)	Sep. 30, 2014 MUTB's Acquisition of Butterfield Fulcrum Group [Member] FGL Lux Holdings, S.a.r.l. [Member] MUTB [Member] JPY (¥)	Mar. 31, 2014 MUTB's Acquisition of Butterfield Fulcrum Group [Member] FGL Lux Holdings, S.a.r.l. [Member] MUTB [Member] JPY (¥)	Sep. 20, 2013 MUTB's Acquisition of Butterfield Fulcrum Group [Member] FGL Lux Holdings, S.a.r.l. [Member] MUTB [Member]	Dec. 18, 2013 BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] Krungsri [Member] BTMU [Member] JPY (¥)	Dec. 18, 2013 BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] Krungsri [Member] BTMU [Member] JPY (¥)	Dec. 18, 2013 BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] Krungsri [Member] BTMU [Member] THB
Schedule Of Business Developments [Line Items]
Per share price on a Voluntary Tender Offer														39
Percentage of ownership acquired											100.00%		72.01%	72.01%
Business acquisition in cash					¥ 358,040			¥ 30,191				¥ 545,840
Goodwill	709,260	728,515	497,423	417,956			23,115			14,443			217,386
Amount of intangible assets, other than goodwill, recorded on acquisitions													214,607
Amount of intangible assets, other than goodwill, after measurement period adjustment applied	1,122,826	1,133,354								21,646
Amount of measurement period adjustment for goodwill applied to the acquisition date fair value
Amount of measurement period adjustment for intangible assets, other than goodwill applied to the acquisition date fair value
Noncontrolling interests recorded on acquisitions													¥ 202,223